employee future benefits - Defined benefit pension plans - summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income
Total	$ (7)	$ (1)
Pension plans
Other comprehensive income
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling	(270)	51
Pension plans | Pension plan | Present value of the defined benefit obligations
Employee benefits expense
Benefits earned for current service	(78)	(75)
Benefits earned for past service	(6)	(10)
Total	(84)	(85)
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	(387)	(399)
Total	387	399
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	(13)	(46)
Changes in plan financial assumptions	11	(383)
Total	(2)	(429)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
BENEFITS PAID BY PLANS	510	499
PLAN ACCOUNT BALANCES
Balance at beginning of period	(8,489)	(8,075)
Balance at end of period	(8,452)	(8,489)	$ (8,075)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Change in period	37	(414)
Balance at beginning of period	(7,203)
Balance at end of period	(7,152)	(7,203)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	(1,286)
Balance at end of period	(1,300)	(1,286)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(1,068)
Balance at end of period	(1,076)	(1,068)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(218)
Balance at end of period	(224)	(218)
Pension plans | Pension plan | Plan assets
Employee benefits expense
Employees' contributions	16	17
Administrative fees	(5)	(4)
Total	11	13
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	421	439
Interest effect on asset ceiling limit	(43)	(47)
Total	(378)	(392)
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	279	377
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling	(270)	51
Total	9	428
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		(22)	(28)
BENEFITS PAID BY PLANS	(510)	(499)
PLAN ACCOUNT BALANCES
Balance at beginning of period	8,352	7,990
Balance at end of period	8,262	8,352	7,990
Pension plans | Pension plan | Plan assets | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Change in period	(90)	362
Balance at beginning of period	7,519
Balance at end of period	7,409	7,519
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	833
Balance at end of period	853	833
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	833
Balance at end of period	853	833
Pension plans | Pension plan | Net
Employee benefits expense
Total	(73)	(72)
Financing costs
Total	9	7
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME	(82)	(79)
Other comprehensive income
Total	7	(1)
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME	75	80
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		(22)	(28)
PLAN ACCOUNT BALANCES
Balance at beginning of period	(137)	(85)
Balance at end of period	(190)	(137)	$ (85)
Pension plans | Pension plan | Net | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Change in period	(53)	(52)
Balance at beginning of period	316
Balance at end of period	257	316
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	(453)
Balance at end of period	(447)	(453)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(235)
Balance at end of period	(223)	(235)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(218)
Balance at end of period	$ (224)	$ (218)